CONDENSED INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Profit or loss [abstract]
Revenues	$ 1,031	$ 687	$ 1,551	$ 1,227	$ 2,496
Cost of revenues	629	484	1,010	824	1,578
Gross profit	402	203	541	403	918
Research and development, net of participations	1,536	1,664	2,729	3,435	5,462
Selling and marketing	1,248	1,306	2,319	2,693	5,362
General and administrative	842	936	1,831	1,641	3,781
Other expenses	62		662
Total operating expenses	3,688	3,906	7,541	7,769	14,605
Operating loss	(3,286)	(3,703)	(7,000)	(7,366)	(13,687)
Financial income	115	87	182	174	406
Financial expense	(994)	(846)	(1,898)	(1,584)	(1,252)
Loss from continuing operation	(4,165)	(4,462)	(8,716)	(8,776)	(14,533)
Loss from discontinued operation					(7,616)
Net loss	(4,165)	(4,462)	(8,716)	(8,776)	(22,149)
Other comprehensive income (loss):
Foreign currency translation adjustments	18	(14)	8	(17)	(29)
Total comprehensive loss	$ (4,147)	$ (4,476)	$ (8,708)	$ (8,793)	$ (22,178)
Basic and diluted net loss per share from continuing operations	$ (0.15)	$ (0.2)	$ (0.32)	$ (0.4)	$ (0.62)
Basic and diluted net loss per share from discontinued operations					(0.33)
Total Basic and diluted net loss per share	$ (0.15)	$ (0.20)	$ (0.32)	$ (0.4)	$ (0.95)
Weighted average number of ordinary shares used in the computation of basic and diluted loss per share	27,052	21,946	27,050	21,938	23,341